MKV-Q3

Quarterly Report
February 28, 2026
MFS®  International Large Cap Value Fund

Portfolio of Investments
2/28/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 96.7%
Aerospace & Defense – 1.8%
BAE Systems PLC	2,266,034	$64,496,694
Dassault Aviation S.A.	188,815	75,542,948
		$140,039,642
Airlines – 1.2%
Ryanair Holdings PLC, ADR	1,346,308	$90,862,327
Alcoholic Beverages – 1.7%
Diageo PLC	3,984,493	$89,271,295
Heineken N.V.	515,073	47,812,422
		$137,083,717
Apparel Manufacturers – 0.3%
Burberry Group PLC (a)	1,375,668	$21,561,078
Automotive – 1.8%
Aptiv PLC (a)	593,186	$43,622,898
Compagnie Generale des Etablissements Michelin	1,654,004	67,230,367
USS Co. Ltd.	2,681,200	32,664,061
		$143,517,326
Broadcasting – 1.1%
Publicis Groupe	1,008,444	$89,868,770
Brokerage & Asset Managers – 3.6%
Barclays PLC	23,549,200	$143,716,836
Deutsche Boerse AG	217,767	59,799,654
IG Group Holdings PLC	4,706,020	82,510,303
		$286,026,793
Business Services – 2.1%
Edenred	982,225	$22,747,702
Experian PLC	1,503,439	56,447,413
RS Group PLC	1,742,201	16,352,964
Sodexo	1,205,531	66,094,732
		$161,642,811
Chemicals – 0.5%
FUJIFILM Holdings Corp. (l)	1,956,500	$40,642,180
Computer Software - Systems – 6.5%
Amadeus IT Group S.A.	1,078,362	$67,200,914
Capgemini	922,430	116,569,435
Hitachi Ltd.	3,707,000	124,053,290
NEC Corp.	2,917,600	80,971,270
Samsung Electronics Co. Ltd.	787,223	118,480,208
		$507,275,117
Construction – 1.6%
CRH PLC	236,821	$28,413,783
Techtronic Industries Co. Ltd.	6,171,500	100,657,438
		$129,071,221

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 2.2%
Haleon PLC	17,639,546	$96,442,737
Reckitt Benckiser Group PLC	499,096	43,800,150
Uni-Charm Corp.	5,262,900	36,043,105
		$176,285,992
Electrical Equipment – 4.7%
Legrand S.A.	303,202	$55,118,837
Mitsubishi Electric Corp.	4,505,800	172,857,220
Schneider Electric SE	421,715	137,879,180
		$365,855,237
Electronics – 1.9%
Kyocera Corp.	4,829,700	$85,466,500
NXP Semiconductors N.V.	275,482	62,537,169
		$148,003,669
Energy - Integrated – 7.0%
Aker BP ASA	1,486,553	$44,745,272
Cenovus Energy, Inc.	2,166,307	48,263,678
Eni S.p.A.	6,564,829	152,471,630
Suncor Energy, Inc. (l)	2,064,767	116,630,840
TotalEnergies SE	2,365,379	188,043,013
		$550,154,433
Food & Beverages – 1.1%
Danone S.A.	986,189	$84,646,006
Food & Drug Stores – 2.2%
Seven & I Holdings Co. Ltd. (l)	5,329,000	$74,919,601
Tesco PLC	15,095,398	97,769,963
		$172,689,564
General Merchandise – 0.2%
B&M European Value Retail S.A. (a)	6,721,626	$17,301,543
Insurance – 4.1%
Manulife Financial Corp.	2,174,331	$77,421,837
Sompo Holdings, Inc.	1,082,000	43,268,914
St. James's Place PLC	2,802,626	50,988,946
Willis Towers Watson PLC	506,325	154,515,200
		$326,194,897
Interactive Media Services – 0.4%
Baidu, Inc., ADR (a)	245,625	$30,565,575
Machinery & Tools – 0.8%
Aalberts Industries N.V.	574,896	$23,924,844
Daikin Industries Ltd.	296,800	37,849,531
		$61,774,375
Major Banks – 19.4%
ABN AMRO Group N.V., GDR	2,173,797	$72,844,320
Banco Bilbao Vizcaya Argentaria S.A.	848,527	19,801,735
Bank of Ireland Group PLC	7,282,109	142,276,069
BNP Paribas S.A.	2,002,139	225,926,971
BPER Banca S.p.A. (l)	7,368,127	104,561,208
Eurobank S.A.	4,096,890	18,976,270
Lloyds Banking Group PLC	39,684,361	54,790,904
Mitsubishi UFJ Financial Group, Inc.	10,758,300	204,501,736

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – continued
Mizuho Financial Group, Inc.	828,400	$37,933,522
National Bank of Greece S.A.	2,698,534	43,954,682
NatWest Group PLC	32,166,438	268,330,930
Resona Holdings, Inc.	6,171,200	75,497,567
Toronto-Dominion Bank	864,966	84,261,341
UBS Group AG	4,074,362	169,630,393
		$1,523,287,648
Medical & Health Technology & Services – 0.5%
ICON PLC (a)	330,497	$35,739,945
Medical Equipment – 1.6%
ConvaTec Group PLC	7,844,295	$27,104,978
Smith & Nephew PLC	5,360,935	99,086,267
		$126,191,245
Metals & Mining – 3.7%
Glencore PLC	21,141,706	$152,145,251
Rio Tinto PLC	1,412,358	139,611,769
		$291,757,020
Other Banks & Diversified Financials – 3.9%
AIB Group PLC	9,446,342	$98,781,910
CaixaBank S.A.	2,890,667	35,932,240
FinecoBank S.p.A.	2,620,315	61,892,322
Julius Baer Group Ltd.	1,276,018	108,872,707
		$305,479,179
Pharmaceuticals – 6.0%
GSK PLC	1,441,162	$42,747,425
Novartis AG	175,390	29,769,650
Roche Holding AG	502,160	239,699,187
Sandoz Group AG	535,316	47,359,295
Sanofi S.A.	1,147,459	111,449,847
		$471,025,404
Printing & Publishing – 3.0%
Informa PLC	5,166,975	$58,366,162
RELX PLC	2,136,232	74,261,132
Springer Nature AG & Co. KGaA	859,613	16,109,299
Wolters Kluwer N.V.	1,048,163	84,342,490
		$233,079,083
Specialty Chemicals – 2.7%
Akzo Nobel N.V.	952,000	$67,065,536
Nitto Denko Corp.	3,240,900	75,478,842
Shin-Etsu Chemical Co. Ltd.	1,698,000	67,065,373
		$209,609,751
Specialty Stores – 0.6%
Alibaba Group Holding Ltd., ADR	184,258	$26,553,420
Shimamura Co. Ltd. (l)	873,300	20,109,415
		$46,662,835
Telecom Services – 0.8%
Koninklijke KPN N.V.	10,959,320	$62,170,706

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Tobacco – 2.9%
British American Tobacco PLC	2,843,906	$177,832,172
Imperial Brands PLC	1,156,607	51,826,823
		$229,658,995
Utilities - Electric Power – 4.8%
E.ON SE	5,863,296	$136,344,429
Iberdrola S.A.	2,729,110	64,655,563
National Grid PLC	9,528,519	178,619,821
		$379,619,813
Total Common Stocks		$7,595,343,897
Preferred Stocks – 2.0%
Consumer Products – 2.0%
Henkel AG & Co. KGaA	1,618,206	$159,046,166
Mutual Funds (h) – 1.0%
Money Market Funds – 1.0%
MFS Institutional Money Market Portfolio, 3.7% (v)	79,409,896	$79,417,837
Collateral for Securities Loaned – 0.7%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 3.61% (j)	54,085,771	$54,085,771

Other Assets, Less Liabilities – (0.4)%		(29,900,249)
Net Assets – 100.0%		$7,857,993,422

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $79,417,837 and
$7,808,475,834, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
2/28/26 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2026 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$7,754,390,063	$—	$—	$7,754,390,063
Investment Companies	133,503,608	—	—	133,503,608
Total	$7,887,893,671	$—	$—	$7,887,893,671
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Securities Lending Collateral
At February 28, 2026, the value of securities loaned was $69,765,303. These loans were collateralized by cash of $54,085,771 and
U.S. Treasury Obligations (held by the custodian or a triparty custodian) of $19,125,031.

Supplemental Information (unaudited) – continued
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the period ended February 28, 2026:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$98,523,082	$971,306,129	$990,416,851	$5,477	$—	$79,417,837

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$2,119,390	$—
(4) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of February 28, 2026, are as follows:
United Kingdom	26.9%
France	15.8%
Japan	15.4%
Switzerland	7.6%
United States	5.2%
Germany	4.7%
Netherlands	4.6%
Ireland	4.2%
Canada	4.2%
Other Countries	11.4%